Commitments (Details)	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Commitments [Line Items]
Plant and equipment or patents and trademark
Euro [Member]
Commitments [Line Items]
Converted with the exchange rate | €	€ 1
USD [Member]
Commitments [Line Items]
Converted with the exchange rate		$ 1.175
Bottom of Range [Member]
Commitments [Line Items]
Notice period for termination of service contracts	30 days	30 days
Top of Range [Member]
Commitments [Line Items]
Notice period for termination of service contracts	180 days	180 days